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                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S



                      SUPPLEMENT DATED JUNE 25, 2004
              TO THE PROSPECTUSES FOR THE FOLLOWING PRODUCTS:

                    MULTI-FUND VARIABLE LIFE, MONEYGUARD VUL,
  VUL(CV), VUL(CV)-II, VUL(CV)-III, VUL(DB), VUL(DB)-II, VUL(FLEX), VUL(ONE),
                            SVUL, SVUL-II, SVUL-III,
                            CVUL SERIES III AND LCV4


The information in this supplement updates and amends certain information contained in the last Product Prospectus you received. Keep this supplement with your Prospectus for reference.


         Effective July 30, 2004, all references to "Delaware Large Cap Value Series" are replaced with "Delaware Value Series". All references to the fund's investment objective are replaced with "long-term capital appreciation".















SUPP-04.15